INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of investment

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Beginning balance	5,022,500	4,935,000	31,473
Additions	-	-	-
Disposals	-	-	-
Realized (loss) gain	-	-	-
Unrealized (loss) gain	(87,500)	801,500	5,112
Ending balance	4,935,000	5,736,500	36,585

Schedule of classification of investment
	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Short-term investment	4,935,000	-	-
Long-term investment	-	5,736,500	36,585

Assets measured at fair value on a recurring basis

	As of December 31, 2024 Fair Value Measurements
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2024
	JPY	JPY	JPY	JPY
Equity investments at fair value with readily determinable fair value	4,935,000	-	-	4,935,000
	4,935,000	-	-	4,935,000

	As of December 31, 2025 Fair Value Measurements
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2025	Fair Value as of December 31, 2025
	JPY	JPY	JPY	JPY	US$
Equity investments at fair value with readily determinable fair value	5,736,500	-	-	5,736,500	36,585
	5,736,500	-	-	5,736,500	36,585